Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
	(in thousands except per share amounts)
Basic EPS calculation
Net loss	$(21,068)	n/a	n/a
less: Undeclared dividends on Series A preferred stock	(18,248)	n/a	n/a
Net loss available to common stockholders	$(39,316)	n/a	n/a
Weighted-average shares of common stock outstanding	32,920	n/a	n/a
Shares of common stock distributable to holders of Unsecured Claims (note 2)	7,080	n/a	n/a
Weighted-average common shares outstanding-basic	40,000	n/a	n/a
Basic Earnings (loss) per share	$(0.98)	n/a	n/a
Diluted EPS calculation
Net loss	$(21,068)	n/a	n/a
less: Undeclared dividends on Series A preferred stock	(18,248)	n/a	n/a
Net loss available to common stockholders	$(39,316)	n/a	n/a
Weighted-average shares of common stock outstanding	32,920	n/a	n/a
Shares of common stock distributable to holders of Unsecured Claims (note 2)	7,080	n/a	n/a
Weighted-average common shares outstanding-basic	40,000	n/a	n/a
Dilutive effect of potentially dilutive securities	—	n/a	n/a
Weighted-average common shares outstanding-diluted	40,000	n/a	n/a
Diluted Earnings (loss) per share	$(0.98)	n/a	n/a

	Berry Corp. (Successor)				Berry LLC (Predecessor)

	Three Months Ended	Three Months Ended	Nine Months Ended	Seven Months Ended	Two Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017	February 28, 2017
	(in thousands except per share amounts)
Basic EPS calculation
Net income (loss)	$36,985	$(9,684)	$15,334	13,812	n/a
less: Series A preferred stock dividends and conversion to common stock	(86,642)	(5,485)	(97,942)	(12,681)	n/a
Net income (loss) available to common stockholders	$(49,657)	$(15,169)	$(82,608)	$1,131	n/a
Weighted-average shares of common stock outstanding	68,131	32,920	44,820	32,920	n/a
Shares of common stock distributable to holders of Unsecured Claims	7,080	7,080	7,080	7,080	n/a
Weighted-average common shares outstanding-basic	75,211	40,000	51,900	40,000	n/a
Basic Earnings (loss) per share (2)	$(0.66)	$(0.38)	$(1.59)	$0.03	n/a
Diluted EPS calculation
Net income (loss)	$36,985	$(9,684)	$15,334	$13,812	n/a
less: Series A preferred stock dividends and conversion to common stock	(86,642)	(5,485)	(97,942)	(12,681)	n/a
Net income (loss) available to common stockholders	$(49,657)	$(15,169)	$(82,608)	$1,131	n/a
Weighted-average shares of common stock outstanding	68,131	32,920	44,820	32,920	n/a
Shares of common stock distributable to holders of Unsecured Claims	7,080	7,080	7,080	7,080	n/a
Weighted-average common shares outstanding-basic	75,211	40,000	51,900	40,000	n/a
Dilutive effect of potentially dilutive securities (1)	—	—	—	602	n/a
Weighted-average common shares outstanding-diluted	75,211	40,000	51,900	40,602	n/a
Diluted Earnings (loss) per share (2)	$(0.66)	$(0.38)	$(1.59)	$0.03	n/a
__________

(1)
No potentially dilutive securities were included in computing earnings (loss) per share for the three and nine months ended September 30, 2018 and for the three months ended September 30, 2017 because the effect of inclusion would have been anti-dilutive.

(2)	Per share amounts are stated net of tax.